SUPPLEMENTAL INFORMATION - Oil and gas producing activities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ifrs Capitalized Costs, Oil and Gas Producing Activities, Gross [Abstract]
Total of the Group's and its equity method investments' net capitalized costs	¥ 268,753	¥ 241,058	¥ 243,323
Group
Ifrs Capitalized Costs, Oil and Gas Producing Activities, Gross [Abstract]
Property cost, wells and related equipment's and facilities	840,719	793,045	757,592
Supporting equipments and facilities	202,262	188,766	184,638
Uncompleted wells, equipments and facilities	53,142	43,349	37,445
Total capitalized costs	1,096,123	1,025,160	979,675
Accumulated depreciation, depletion, amortization and impairment losses	(832,093)	(787,623)	(742,195)
Net capitalized costs	264,030	237,537	237,480
Equity method investments
Ifrs Capitalized Costs, Oil and Gas Producing Activities, Gross [Abstract]
Net capitalized costs	4,723	3,521	5,843
Mainland China
Ifrs Capitalized Costs, Oil and Gas Producing Activities, Gross [Abstract]
Total of the Group's and its equity method investments' net capitalized costs	262,626	235,625	235,914
Mainland China | Group
Ifrs Capitalized Costs, Oil and Gas Producing Activities, Gross [Abstract]
Property cost, wells and related equipment's and facilities	796,403	752,352	716,683
Supporting equipments and facilities	202,238	188,742	184,621
Uncompleted wells, equipments and facilities	53,118	43,236	37,439
Total capitalized costs	1,051,759	984,330	938,743
Accumulated depreciation, depletion, amortization and impairment losses	(789,133)	(748,705)	(702,829)
Net capitalized costs	262,626	235,625	235,914
Other countries
Ifrs Capitalized Costs, Oil and Gas Producing Activities, Gross [Abstract]
Total of the Group's and its equity method investments' net capitalized costs	6,127	5,433	7,409
Other countries | Group
Ifrs Capitalized Costs, Oil and Gas Producing Activities, Gross [Abstract]
Property cost, wells and related equipment's and facilities	44,316	40,693	40,909
Supporting equipments and facilities	24	24	17
Uncompleted wells, equipments and facilities	24	113	6
Total capitalized costs	44,364	40,830	40,932
Accumulated depreciation, depletion, amortization and impairment losses	(42,960)	(38,918)	(39,366)
Net capitalized costs	1,404	1,912	1,566
Other countries | Equity method investments
Ifrs Capitalized Costs, Oil and Gas Producing Activities, Gross [Abstract]
Net capitalized costs	¥ 4,723	¥ 3,521	¥ 5,843